PROVISIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 CAD ($)
PROVISIONS
Beginning balance	$ 9,307	$ 7,651
Adoption of IFRS 16 impact			$ (21)
At January 1, 2019, adjusted			7,630
Liabilities incurred	1,173	402
Change in discount rate	402	1,344
Changes in estimates	(334)	169
Liabilities settled	(242)	(478)
Accretion	278	270
Asset disposals		(1)
Foreign exchange	(2)	(29)
Ending balance	10,582	9,307
Less: current portion	(527)	(631)
Non-current provisions	10,055	8,676
Provisions for transportation expense before tax	186
Provisions for transportation expense after tax	142
Decommissioning and Restoration
PROVISIONS
Beginning balance	8,898	7,239
At January 1, 2019, adjusted			7,239
Liabilities incurred	967	346
Change in discount rate	402	1,344
Changes in estimates	(268)	193
Liabilities settled	(231)	(464)
Accretion	278	270
Asset disposals		(1)
Foreign exchange	(2)	(29)
Ending balance	10,044	8,898
Less: current portion	(250)	(475)
Non-current provisions	9,794	8,423
Total undiscounted amount of estimated future cash flows required	$ 14,100	$ 12,900
Weighted average credit adjusted risk free interest rate	3.10	3.30
Decommissioning and restoration provision settlement term	50 years
Royalties
PROVISIONS
Beginning balance	$ 133	$ 98
At January 1, 2019, adjusted			98
Liabilities incurred	16	60
Changes in estimates	(71)	(25)
Liabilities settled	(7)
Ending balance	71	133
Less: current portion	(71)	(133)
Other
PROVISIONS
Beginning balance	276	314
Adoption of IFRS 16 impact			(21)
At January 1, 2019, adjusted			$ 293
Liabilities incurred	190	(4)
Changes in estimates	5	1
Liabilities settled	(4)	(14)
Ending balance	467	276
Less: current portion	(206)	(23)
Non-current provisions	$ 261	$ 253